CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (UNAUDITED) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Income Statement [Abstract]
Revenue	$ 28,689	$ 74,215	$ 254,274	$ 264,954
Cost of revenue	30,301	42,530	237,754	127,686
Gross profit (loss)	(1,612)	31,685	16,520	137,268
Operating expenses
Selling expense	2,374	30,936	58,774	96,027
Compensation - officers and directors	124,981	575,255	375,725	687,303
Research and development	288,078	308,516	1,127,633	948,041
Professional fees	321,917	278,336	1,224,063	985,368
General and administrative	441,414	585,491	1,224,988	1,612,735
Total operating expenses	1,178,764	1,778,534	4,011,183	4,329,474
Loss from operations	(1,180,376)	(1,746,849)	(3,994,663)	(4,192,206)
Other income (expense):
Interest income, net	5,747	14,001	39,765	2,653
Interest (expense) - related party	0	0	0	(89,098)
Gain on disposed of property	0	3,181,706	0	3,181,706
Unrealized gain (loss) on marketable equity securities	4,135	(537)	18,888	(9,692)
Rental income	0	13,849	0	96,541
Other income, net	4,119	6,541	12,609	49,143
Total other income	14,001	3,215,560	71,262	3,231,253
Income (loss) from continuing operations	(1,166,375)	1,468,711	(3,923,401)	(960,953)
Income (loss) from discontinued operations, net of tax	0	(26,784)	0	(277,823)
Net loss	(1,166,375)	1,441,927	(3,923,401)	(1,238,776)
Other comprehensive items
Foreign currency translation income (loss)	677	(2,735)	(9,756)	(11,011)
Total comprehensive loss	$ (1,165,698)	$ 1,439,192	$ (3,933,157)	$ (1,249,787)
Basic net income loss per share:
Continuing operations	$ (0.16)	$ 0.22	$ (0.54)	$ (0.15)
Discontinued operations	0	(0.00)	0	(0.04)
Basic net loss per share	$ (0.16)	$ 0.22	$ (0.54)	$ (0.19)
Weighted Average Number of Common Shares Outstanding: Basic	7,357,465	6,572,483	7,260,223	6,512,469
Weighted Average Number of Common Shares Outstanding: Fully Diluted	7,357,465	6,572,483	7,260,223	6,512,469